ORDINARY SHARES	12 Months Ended
Dec. 31, 2019
Common Stock [Abstract]
ORDINARY SHARES

10.	ORDINARY SHARES
On December 2017, the Company authorized a total of 500,000,000 shares with a par value of US$0.0001 upon its establishment, of which 10,000 shares were issued and outstanding. Following the approval of the Company’s Board on December 19, 2018, the Company split each of its ordinary shares to 20,000 ordinary shares. The share split has been applied retrospectively for all periods presented.
On May
10
, 2019, the Company completed its IPO on the NASDAQ Global Market. In this offering, 4,025,000 ADSs, representing 16,100,000 ordinary shares, were issued at a price of US$10.50 per ADS. The aggregate proceeds received by the Company from the IPO, net of issuance costs, were approximately RMB 234,354. Upon completion of IPO, the 216,100,000 outstanding ordinary shares with par value of US$ 0.000000005 per share were split into 100,100,000 Class A ordinary shares and 116,000,000 Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to ten votes on all matters that are subject to shareholder vote. The share split has been applied retrospectively for all periods presented. All classes of ordinary shares are entitled to the same dividend right. All of the Class B ordinary shares were held by the Founder of the Parent Company.